Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 307	$ 658
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	307	658
Gross Carrying Amount	5,700	5,700
Finite-Lived Intangible Assets, Accumulated Amortization	(5,400)	$ (5,000)
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
EU ETS Tax Credits	5,900
Goodwill [Line Items]
EU ETS Tax Credits	$ 5,900